NOTE 17 - Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Notes
NOTE 17 - Related Parties Transactions:

NOTE 17 - Related Parties Transactions:

Related parties including the Company's CEO, CFO, Chairman of the Board and Directors.

Related party transactions:

For the year and period ended December,	2024	2023
Compensation for key management personnel of the Company:
CEO Management fees	532	468
Chairman of the Board Management fees	429	962
CFO Management fees	54	30
Directors Management fees	128	124
Share-based payment to CEO	-	11
Share-based payment to Chairman of the Board	-	198
Share-based payment to CFO	1	1
Other related party transactions:
Accrued interest to a close member of the Chairman of the Board (*)	4	-
Accrued interest to CFO (*)	2	-
Issuance of units of securities to Directors (**)	50	-
Issuance of shares to Directors (***)	142	-
Share-based payments to Directors	21	11

Related party balances:

For the year and period ended December,	2024	2023
Due to the CEO	231	29
Due to the Chairman of the Board (*)	688	-
Due to the CFO (*)	199	-

Bonus plan

The Company's Chairman of the Board, CEO, CFO and key management employees are entitled to receive an annual bonus based on performance.

(*) Short-term loans

During 2024, in connection with the offering disclosed in note 10A, a close member of the Chairman of the Board and the CFO, each separately, have lent to BioHarvest Sciences Inc. an aggregate amount of $660 and $157, respectively.

(**) Issuance of unit of securities

On June 28, 2024, in connection with the private placement financing disclosed in note 12h, an independent director of the Company participated by investing an aggregate amount of $50 which resulted in the issuing of 7,000 units.

(***) Issuance of shares to Directors

On March 28, 2024, in connection with the issuance of convertible loan A disclosed in note 14a, an independent director of the Company converted his carrying amount which consist of principal and accrued interest into 21,744 common shares.